INTANGIBLES - Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		R$ 23,260,970	R$ 26,857,583
Additions		567,550	630,708
Write-offs		(58,217)	(200)
(Impairment) reversal of impairment		(663,892)	(308,464)
Transfers		90,731	124,864
Transfer to asset held for sale		(240,024)
Write-off due to sale of subsidiary		(4,778,381)
Translation adjustment		(473,771)	(2,782,105)
Intangible assets and goodwill, Ending		16,569,866	23,260,970
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		26,959,939	29,751,942
Additions		448,259	363,223
Write-offs		(661,802)	(47,167)
(Impairment) reversal of impairment		(663,892)	(308,464)
Transfers		88,236	304,557
Transfer to asset held for sale		(373,192)
Write-off due to sale of subsidiary		(5,468,145)
Translation adjustment		(663,671)	(3,104,152)
Intangible assets and goodwill, Ending		19,665,732	26,959,939
Gross carrying amount [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		2,949,813	2,492,616
Additions		391,102	155,044
Write-offs		(621,831)	(43,333)
(Impairment) reversal of impairment			(21,381)
Transfers		96,351	640,903
Transfer to asset held for sale		(96,956)
Write-off due to sale of subsidiary		(469,184)
Translation adjustment		(150,242)	(274,036)
Intangible assets and goodwill, Ending		R$ 2,099,053	R$ 2,949,813
Gross carrying amount [member] | Software [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		2 years 6 months	2 years 6 months
Gross carrying amount [member] | Software [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		10 years	10 years
Gross carrying amount [member] | Trademarks and patents Finite [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		R$ 813,204	R$ 889,834
Additions
Write-offs
(Impairment) reversal of impairment
Transfers
Transfer to asset held for sale		(139,869)
Write-off due to sale of subsidiary		(4,443)
Translation adjustment		(49,005)	(76,630)
Intangible assets and goodwill, Ending		R$ 619,887	R$ 813,204
Gross carrying amount [member] | Trademarks and patents Finite [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		20 years	20 years
Gross carrying amount [member] | Trademarks and patents Finite [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		25 years	25 years
Gross carrying amount [member] | Trademarks and patents Indefinite [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		R$ 4,818,030	R$ 5,888,623
Additions
Write-offs			(43)
(Impairment) reversal of impairment
Transfers
Transfer to asset held for sale
Write-off due to sale of subsidiary		(2,503,964)
Translation adjustment		36,281	(1,070,550)
Intangible assets and goodwill, Ending		2,350,347	4,818,030
Gross carrying amount [member] | Goodwill Avon [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	[1]	12,307,865	13,381,191
Additions	[1]
Write-offs	[1]
(Impairment) reversal of impairment	[1]	(663,892)	(282,921)
Transfers	[1]
Transfer to asset held for sale	[1]
Write-off due to sale of subsidiary	[1]
Translation adjustment	[1]	(390,514)	(790,405)
Intangible assets and goodwill, Ending	[1]	11,253,459	12,307,865
Gross carrying amount [member] | Goodwill Emeis Brazil Pty Ltd [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	[2]	124,315	143,180
Additions	[2]
Write-offs	[2]
(Impairment) reversal of impairment	[2]
Transfers	[2]
Transfer to asset held for sale	[2]	(124,315)
Write-off due to sale of subsidiary	[2]
Translation adjustment	[2]		(18,865)
Intangible assets and goodwill, Ending	[2]		124,315
Gross carrying amount [member] | Goodwill The Body Shop International Limited [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	[3]	1,645,527	2,063,672
Additions	[3]
Write-offs	[3]
(Impairment) reversal of impairment	[3]		(2,599)
Transfers	[3]
Transfer to asset held for sale	[3]
Write-off due to sale of subsidiary	[3]	(1,701,981)
Translation adjustment	[3]	56,454	(415,546)
Intangible assets and goodwill, Ending	[3]		1,645,527
Gross carrying amount [member] | Goodwill acquisition of The Body Shop stores [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		1,456	1,456
Additions
Write-offs
(Impairment) reversal of impairment
Transfers
Transfer to asset held for sale
Write-off due to sale of subsidiary		(1,456)
Translation adjustment
Intangible assets and goodwill, Ending			1,456
Gross carrying amount [member] | Goodwill aquisition of Singu [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning
Additions		52,049
Write-offs
(Impairment) reversal of impairment
Transfers
Transfer to asset held for sale
Write-off due to sale of subsidiary
Translation adjustment
Intangible assets and goodwill, Ending		R$ 52,049
Gross carrying amount [member] | Relationship with retail clients [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		10 years	10 years
Intangible assets and goodwill, Beginning		R$ 2,583	R$ 2,880
Additions
Write-offs		(2,856)
(Impairment) reversal of impairment
Transfers
Transfer to asset held for sale		(2,255)
Write-off due to sale of subsidiary		(4,021)
Translation adjustment		6,752	(297)
Intangible assets and goodwill, Ending		203	2,583
Gross carrying amount [member] | Key Money Indefinite [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	[4]	22,313	24,985
Additions	[4]		268
Write-offs	[4]	(14,601)	(152)
(Impairment) reversal of impairment	[4]		(623)
Transfers	[4]
Transfer to asset held for sale	[4]
Write-off due to sale of subsidiary	[4]	(7,719)
Translation adjustment	[4]	7	(2,165)
Intangible assets and goodwill, Ending	[4]		22,313
Gross carrying amount [member] | Key Money Finite [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	[5]	7,828	14,363
Additions	[5]	1,329
Write-offs	[5]	(3,519)	(3,618)
(Impairment) reversal of impairment	[5]		(940)
Transfers	[5]
Transfer to asset held for sale	[5]
Write-off due to sale of subsidiary	[5]	(5,279)
Translation adjustment	[5]	(359)	(1,977)
Intangible assets and goodwill, Ending	[5]		R$ 7,828
Gross carrying amount [member] | Key Money Finite [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	[5]	3 years	3 years
Gross carrying amount [member] | Key Money Finite [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	[5]	18 years	18 years
Gross carrying amount [member] | Relationship with franchisees and sub franchisees [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	[6]	R$ 2,676,563	R$ 2,990,558
Additions	[6]
Write-offs	[6]
(Impairment) reversal of impairment	[6]
Transfers	[6]
Transfer to asset held for sale	[6]
Write-off due to sale of subsidiary	[6]	(686,701)
Translation adjustment	[6]	(57,787)	(313,995)
Intangible assets and goodwill, Ending	[6]	R$ 1,932,075	R$ 2,676,563
Gross carrying amount [member] | Relationship with franchisees and sub franchisees [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	[6]	14 years	14 years
Gross carrying amount [member] | Relationship with franchisees and sub franchisees [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	[6]	15 years	15 years
Gross carrying amount [member] | Technology developed (by acquired subsidiary) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		R$ 1,457,039	R$ 1,580,808
Additions
Write-offs
(Impairment) reversal of impairment
Transfers
Transfer to asset held for sale
Write-off due to sale of subsidiary
Translation adjustment		(105,109)	(123,769)
Intangible assets and goodwill, Ending		1,351,930	1,457,039
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		133,403	277,776
Additions		3,779	207,911
Write-offs		(18,995)	(21)
(Impairment) reversal of impairment
Transfers		(8,115)	(336,346)
Transfer to asset held for sale		(9,797)
Write-off due to sale of subsidiary		(83,397)
Translation adjustment		(10,149)	(15,917)
Intangible assets and goodwill, Ending		6,729	133,403
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(3,698,969)	(2,894,359)
Amortization additions		(1,015,809)	(993,931)
Write-offs		603,585	46,967
(Impairment) reversal of impairment
Transfers		2,495	(179,693)
Transfer to asset held for sale		133,168
Write-off due to sale of subsidiary		689,764
Translation adjustment		189,900	322,047
Intangible assets and goodwill, Ending		(3,095,866)	(3,698,969)
Accumulated depreciation, amortisation and impairment [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(1,720,169)	(1,369,767)
Amortization additions		(439,031)	(417,253)
Write-offs		584,109	42,462
(Impairment) reversal of impairment
Transfers		1,875	(179,645)
Transfer to asset held for sale		75,818
Write-off due to sale of subsidiary		387,808
Translation adjustment		96,495	204,034
Intangible assets and goodwill, Ending		(1,013,094)	(1,720,169)
Accumulated depreciation, amortisation and impairment [member] | Trademarks and patents Finite [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(169,620)	(143,186)
Amortization additions		(31,901)	(36,791)
Write-offs
(Impairment) reversal of impairment
Transfers
Transfer to asset held for sale		45,298
Write-off due to sale of subsidiary		12,127
Translation adjustment		18,919	10,357
Intangible assets and goodwill, Ending		(125,177)	(169,620)
Accumulated depreciation, amortisation and impairment [member] | Relationship with retail clients [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(2,968)	(3,218)
Amortization additions		(1,668)	(42)
Write-offs		2,719
(Impairment) reversal of impairment
Transfers
Transfer to asset held for sale		2,255
Write-off due to sale of subsidiary
Translation adjustment		(540)	292
Intangible assets and goodwill, Ending		(202)	(2,968)
Accumulated depreciation, amortisation and impairment [member] | Key Money Finite [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(10,103)	(16,517)
Amortization additions
Write-offs			4,505
(Impairment) reversal of impairment
Transfers
Transfer to asset held for sale
Write-off due to sale of subsidiary		10,103
Translation adjustment			1,909
Intangible assets and goodwill, Ending			(10,103)
Accumulated depreciation, amortisation and impairment [member] | Relationship with franchisees and sub franchisees [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(918,994)	(729,049)
Amortization additions		(260,104)	(264,320)
Write-offs
(Impairment) reversal of impairment
Transfers
Transfer to asset held for sale
Write-off due to sale of subsidiary		279,726
Translation adjustment		30,248	74,375
Intangible assets and goodwill, Ending		(869,124)	(918,994)
Accumulated depreciation, amortisation and impairment [member] | Technology developed (by acquired subsidiary) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(874,225)	(632,326)
Amortization additions		(278,969)	(272,297)
Write-offs
(Impairment) reversal of impairment
Transfers
Transfer to asset held for sale
Write-off due to sale of subsidiary
Translation adjustment		71,649	30,398
Intangible assets and goodwill, Ending		(1,081,545)	(874,225)
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(2,890)	(296)
Amortization additions		(4,136)	(3,228)
Write-offs		16,757
(Impairment) reversal of impairment
Transfers		619	(48)
Transfer to asset held for sale		9,797
Write-off due to sale of subsidiary
Translation adjustment		(26,871)	682
Intangible assets and goodwill, Ending		R$ (6,724)	R$ (2,890)

[1]	Goodwill related to the acquisition of subsidiary Avon. It does not have defined useful life and it is subject to annual impairment tests.
[2]	Goodwill related to the acquisition of subsidiary Emeis Holdings Pty Ltd. acquisition. It does not have defined useful life and it is subject to annual impairment tests.
[3]	Goodwill related to the acquisition of subsidiary The Body Shop, classified as future economic benefits. It does not have defined useful life and it is subject to annual impairment tests.
[4]	Key money with indefinite useful life refers to payments made to former tenants, to get the right to rent the property under lease and can be subsequently negotiated with future tenants in the case of termination of the lease agreement.
[5]	Key money with defined useful life refers to payments made to ex-tenants or lessors, to obtain the right to rent the property under the terms of the lease and which cannot be negotiated or recovered later.
[6]	The balance refers to identifiable intangible assets from relationship with the subsidiary The Body Shop franchisees and sub-franchisees (relationship where the franchisee owns all rights to operate within a territory) and sub-franchisees (relationship where a franchisee operate a single store within a market), with estimated useful life of 15 years.